Bank deposits and Cash and cash equivalents - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range
Bank Deposits and Cash and Cash Equivalents [Line Items]
Cash and cash equivalents, interest rate	0.10%	0.10%
Bank deposits, interest rate	4.08%	4.98%
Top of range
Bank Deposits and Cash and Cash Equivalents [Line Items]
Cash and cash equivalents, interest rate	0.25%	0.25%
Bank deposits, interest rate	5.29%	5.30%